Leases-Lessor (Future Minimum Lease Income Under Noncancelable Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Leases-Lessor [Abstract]
2016	¥ 425
2017	65
2018	¥ 0
2019
2020
Thereafter
Total minimum lease income	¥ 490